Condensed Financial Information of DHT Holdings, Inc. (parent company only), Equity Reconciliation (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity Reconciliation [Abstract]
Equity of the parent company only under cost method of accounting	$ 962,796	$ 939,154
Additional profit if subsidiaries had been accounted for using equity method of accounting as opposed to cost method of accounting	69,731	22,762
Equity of the parent company only under equity method of accounting	1,032,527	961,915
Dividend income from subsidiaries	$ 25,007	$ 9,500	$ 25,000